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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07868

Invesco Advantage Municipal Income Trust II

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800     Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris     1555 Peachtree Street, N.E., Suite 1800     Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 5/31/18

Item 1. Schedule of Investments.

Invesco Advantage Municipal Income Trust II
Quarterly Schedule of Portfolio Holdings May 31, 2018

invesco.com/us	VK-CE-AMINC2-QTR-1	07/18	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–166.34%(a)

Alabama–3.11%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$3,630	$4,096,092
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts.(INS-AGM)(b)	5.00%	09/01/2039	950	1,075,276
Series 2014 A, Limited Special Tax GO Wts.(INS-AGM)(b)	5.00%	09/01/2044	950	1,075,277
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM)(b)	5.25%	07/01/2030	1,800	1,909,602
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	560	617,210
Birmingham (City of) Water Works Board; Series 2016 B, Ref. Sub. Water RB	5.00%	01/01/2043	940	1,078,133
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	1,900	1,530,146
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB (c)	5.00%	09/01/2046	2,100	2,588,418
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/2020	4	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	2,200	2,334,552
				16,304,706

Alaska–0.72%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/2041	3,465	3,767,945

Arizona–4.26%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,645	1,829,553
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. Education RB (d)	5.25%	07/01/2047	870	874,907
Arizona (State of) Transportation Board; Series 2008 B, Highway RB(c)(e)(f)	5.00%	07/01/2018	1,875	1,880,006
Series 2008 B, Highway RB(c)(e)(f)	5.00%	07/01/2018	2,810	2,817,503
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2035	500	525,850
Series 2010, RB	5.13%	05/15/2040	1,250	1,314,650
Glendale (City of) Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2030	1,000	1,051,470
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/2039	690	702,247
Series 2009, Education RB	7.13%	01/01/2045	660	672,448
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (d)	6.50%	07/01/2034	380	423,404
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	2,340	2,519,384
Phoenix Civic Improvement Corp., Series 2017 D, Ref. Jr. Lien Airport RB	5.00%	07/01/2032	925	1,081,408
Phoenix Civic Improvement Corp.; Series 2017 A, Sr. Lien Airport RB(c)(g)	5.00%	07/01/2042	1,160	1,319,384
Series 2017 A, Sr. Lien Airport RB(c)(g)	5.00%	07/01/2047	1,855	2,102,086
Pima (County of) Industrial Development Authority (Grande Innovations Academy); Series 2018, Education Facility RB (d)	5.38%	07/01/2052	885	869,344
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (c)(e)(f)	5.00%	01/01/2019	2,305	2,350,040
				22,333,684

California–20.62%

Alameda (County of) Corridor Transportation Authority; Series 2016 B, Ref. Second Sub. Lien RB	5.00%	10/01/2037	1,715	1,920,337

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB(INS-AGM)(b)(h)	0.00%	09/01/2019	$6,000	$5,868,720
Series 1997 C, Sub. Lease CAB RB(INS-AGM)(b)(h)	0.00%	09/01/2021	7,265	6,774,104
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, Toll Bridge RB (c)	5.00%	04/01/2056	1,890	2,155,923
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/2028	900	675,819
California (County of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, Tobacco Settlement Sub. CAB RB (h)	0.00%	06/01/2055	8,390	433,847
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB (e)(f)	6.00%	07/01/2019	1,100	1,153,306
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB(d)(g)	5.00%	07/01/2027	1,050	1,140,037
Series 2012, Water Furnishing RB(d)(g)	5.00%	07/01/2030	1,215	1,310,912
Series 2012, Water Furnishing RB(d)(g)	5.00%	07/01/2037	2,685	2,871,393
California (State of) Public Works Board (Department of Corrections - State Prisons); Series 1993 A, Ref. Lease RB (INS-AMBAC)(b)	5.00%	12/01/2019	2,095	2,158,960
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/2019	1,450	1,490,817
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2044	655	711,147
Series 2016 A, RB(d)	5.00%	12/01/2041	1,030	1,104,953
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,300	1,343,576
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(e)(f)	5.25%	07/01/2019	765	795,975
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(e)(f)	5.25%	07/01/2019	1,335	1,389,054
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/2030	2,220	2,474,079
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	2,060	2,257,719
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	2,805	3,110,577
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	2,000	2,306,800
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2037	1,350	1,509,624
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	400	400,556
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (c)(e)(f)	5.00%	06/01/2020	4,065	4,338,981
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. Toll Road CAB RB (INS-AGM)(b)(h)	0.00%	01/15/2034	3,145	1,731,291
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	3,975	3,994,875
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	2,130	2,130,064
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	1,050	1,175,601
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	3,000	3,385,980
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB	5.00%	07/01/2037	1,200	1,322,868
Los Angeles Municipal Improvement Corp. (Real Property); Series 2016 B, Ref. Lease RB	4.00%	11/01/2035	910	964,655
Mt. San Antonio (City of) Community College District (Election 2008); Series 2013 A, Unlimited Tax Conv. CAB GO Bonds (i)	6.25%	08/01/2028	1,500	1,248,735
Oakland (Port of); Series 2012 P, Ref. Sr. Lien RB (g)	5.00%	05/01/2028	2,730	2,987,903
Palomar Pomerado Health; Series 2009, COP (e)(f)	6.75%	11/01/2019	1,225	1,312,661
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1); Series 2011 B, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/2046	3,705	1,177,227
Riverside County Asset Leasing Corp. (Riverside County Hospital); Series 1997, Leasehold RB (INS-NATL)(b)(h)	0.00%	06/01/2021	9,000	8,422,290
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	1,655	1,859,227
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/2034	1,600	1,696,384
San Diego (City of) Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)(e)(f)	5.00%	08/01/2021	8,490	9,358,867
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB(g)	5.00%	05/01/2025	850	918,425
Series 2011 F, Ref. Second Series RB(g)	5.00%	05/01/2026	1,700	1,834,351
Series 2017 A, RB(g)	5.25%	05/01/2042	1,115	1,306,011

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/2036	$3,690	$4,049,074
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB (e)(f)	5.00%	05/01/2022	4,000	4,497,040
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	525	574,224
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB (h)	0.00%	06/01/2041	2,605	718,719
Vernon (City of); Series 2009 A, Electric System RB(e)(f)	5.13%	08/01/2019	495	510,117
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,150	1,190,365
				108,064,170

Colorado–2.70%

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2017, Ref. Hospital RB	5.00%	06/01/2042	435	480,723
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	1,005	1,005,070
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2034	1,200	1,284,372
Series 2010, Private Activity RB	6.50%	01/15/2030	1,500	1,633,110
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/2037	1,400	1,543,948
Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	920	1,047,245
Neu Towne Metropolitan District; Series 2018 A, Ref. & Improvement Limited Tax GO Bonds	5.38%	12/01/2046	530	539,943
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. Limited Property Tax Supported RB (d)	5.00%	12/15/2041	720	740,635
University of Colorado; Series 2013 A, Enterprise RB(c)(e)(f)	5.00%	06/01/2023	2,535	2,884,222
Series 2013 A, Enterprise RB(c)(e)(f)	5.00%	06/01/2023	2,655	3,020,753
				14,180,021

District of Columbia–2.56%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	1,650	1,654,967
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB(e)(f)	6.38%	10/01/2019	2,650	2,807,224
Series 2009, Hospital RB(e)(f)	6.50%	10/01/2019	800	848,224
District of Columbia Water & Sewer Authority; Series 2008 A, Ref. Public Utility Sub. Lien RB(c)(e)(f)	5.00%	10/01/2018	850	859,359
Series 2008 A, Ref. Public Utility Sub. Lien RB(c)(e)(f)	5.00%	10/01/2018	1,725	1,743,992
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	5,190	5,517,800
				13,431,566

Florida–9.37%

Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,122,320
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/2037	2,185	2,344,224
Series 2013 C, Airport System RB	5.25%	10/01/2038	1,900	2,144,777
Series 2015 A, Airport System RB(g)	5.00%	10/01/2045	1,670	1,845,317
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (d)	7.75%	05/15/2035	1,000	1,097,390
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,100	1,234,541
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (f)	5.95%	07/01/2020	40	43,280
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	2,255	2,442,187
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (g)	5.13%	06/01/2027	1,800	1,952,712

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Hillsborough (County of) Aviation Authority; Series 2008 A, RB(INS-AGC)(b)(c)(g)	5.38%	10/01/2033	$1,075	$1,086,793
Series 2008 A, RB(INS-AGC)(b)(c)(g)	5.50%	10/01/2038	2,425	2,453,373
JEA; Series 2012 Three B, Electric System RB (c)	5.00%	10/01/2039	3,300	3,571,425
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	710	759,558
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2018 A, RB	5.00%	04/01/2053	1,255	1,418,112
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	1,000	1,052,300
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010, Ref. Hospital RB(e)(f)	6.13%	08/01/2020	520	564,845
Series 2010, Ref. Hospital RB	6.13%	08/01/2042	185	199,323
Miami-Dade (County of); Series 2012 A, Ref. Aviation RB(g)	5.00%	10/01/2028	1,510	1,652,755
Series 2012 A, Ref. Aviation RB(g)	5.00%	10/01/2030	2,270	2,474,913
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	870	951,876
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2035	1,375	1,500,881
Series 2012 B, Ref. Sub. Special Obligation RB(INS-AGM)(b)	5.00%	10/01/2035	1,450	1,588,953
Series 2016 A, Ref. Aviation RB	5.00%	10/01/2041	965	1,096,308
Orlando (City of) Greater Orlando Aviation Authority; Series 2017 A, Priority Sub. Airport Facilities RB(c)(g)	5.00%	10/01/2047	2,510	2,839,237
Series 2017 A, Priority Sub. Airport Facilities RB(g)	5.00%	10/01/2047	1,535	1,736,346
Palm Beach (County of) Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB	5.00%	12/01/2031	1,125	1,232,494
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB(c)(e)(f)	5.50%	10/01/2019	2,900	3,042,912
Series 2011, Ref. RB(c)	5.00%	10/01/2031	2,805	3,067,688
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	625	709,069
Reunion East Community Development District; Series 2005, Special Assessment RB(j)	5.80%	05/01/2036	197	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	240	245,988
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB (k)	4.34%	05/01/2035	828	529,702
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/2044	1,000	1,088,970
				49,090,571

Georgia–4.02%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB(e)(f)	6.75%	01/01/2019	120	123,508
Series 2009 B, Tax Allocation RB(e)(f)	6.75%	01/01/2019	225	231,577
Series 2009 B, Tax Allocation RB(e)(f)	7.38%	01/01/2019	220	227,214
Atlanta (City of); Series 2009 A, Water & Wastewater RB(e)(f)	6.00%	11/01/2019	1,350	1,429,839
Series 2009 A, Water & Wastewater RB(e)(f)	6.00%	11/01/2019	1,350	1,429,839
Series 2009 A, Water & Wastewater RB(e)(f)	6.00%	11/01/2019	1,450	1,535,753
Series 2015, Ref. Water & Wastewater RB(c)	5.00%	11/01/2040	6,015	6,812,529
Fulton (County of) Development Authority (Wellstar Health System, Inc.); Series 2017, Anticipation Ctfs. Hospital RB	5.00%	04/01/2047	745	827,389
Georgia (State of) Municipal Electric Authority; Series 1993 B, Power RB (f)	5.70%	01/01/2019	4,220	4,315,625
Private Colleges & Universities Authority (Emory University); Series 2009 B, RB (c)	5.00%	09/01/2029	4,000	4,161,400
				21,094,673

Hawaii–3.06%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	2,500	2,783,425

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Hawaii–(continued)

Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/2039	$2,250	$2,379,893
Series 2014 EO, Unlimited Tax GO Bonds	5.00%	08/01/2033	4,500	5,108,040
Series 2015 A, Airport System RB(g)	5.00%	07/01/2041	645	719,265
Series 2015 A, Airport System RB(g)	5.00%	07/01/2045	1,295	1,440,636
Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	11/01/2036	1,000	1,109,010
Series 2015 A, Ref. Jr. Wastewater System RB(c)	5.00%	07/01/2031	2,160	2,482,466
				16,022,735

Idaho–0.74%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	850	866,762
Series 2008 A, RB	6.75%	11/01/2037	1,100	1,121,978
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	650	673,491
Regents of the University of Idaho; Series 2011, Ref. General RB (e)	5.25%	04/01/2021	1,110	1,200,620
				3,862,851

Illinois–18.85%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,250	1,250,938
Bolingbrook (Village of); Series 1999 C, Ref. Unlimited Tax CAB GO Bonds (INS-NATL)(b)(h)	0.00%	01/01/2029	1,710	1,166,477
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB(g)	5.50%	01/01/2031	2,600	2,894,684
Series 2014 A, Ref. Second Lien RB(g)	5.00%	01/01/2041	950	1,032,109
Chicago (City of) (O’Hare International Airport); Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/2038	1,900	2,149,527
Series 2015 C, RB(g)	5.00%	01/01/2046	645	699,399
Series 2015 D, RB	5.00%	01/01/2046	450	498,519
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2042	1,035	1,203,105
Chicago (City of) Board of Education; Series 2017 H, Dedicated Unlimited Tax GO Bonds	5.00%	12/01/2046	950	965,067
Series 2018 A, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2034	520	534,102
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, Unlimited Tax GO Bonds	5.00%	12/01/2045	1,335	1,483,078
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB(c)(l)	5.25%	12/01/2036	4,185	4,496,364
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	2,850	3,131,038
Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	795	847,232
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	325	345,397
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	260	276,013
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	1,067	1,077,117
Series 2011 A, Sales Tax RB(e)(f)	5.25%	01/01/2022	2,785	3,097,783
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	2,585	2,720,376
Series 2012 A, Unlimited Tax GO Bonds(INS-BAM)(b)	5.00%	01/01/2033	1,190	1,252,737
Series 2014, Ref. Motor Fuel Tax RB	5.00%	01/01/2029	890	933,601
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	665	716,651
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	2,590	2,767,803
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	1,550	1,749,113
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/2034	1,000	1,083,520
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,100	1,179,618
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007, Ref. RB	5.75%	05/15/2026	520	521,394
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB (e)(f)	5.50%	10/01/2018	1,325	1,341,735
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	2,000	2,142,000
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare); Series 2017 A, Ref. RB	5.00%	07/15/2042	2,505	2,859,933

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB(c)(e)(f)	5.38%	08/15/2019	$2,400	$2,504,328
Series 2009 A, RB(c)(e)(f)	5.75%	08/15/2019	1,700	1,781,413
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	1,810	1,979,163
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	2.00%	05/15/2055	257	12,873
Series 2016 B, RB	5.63%	05/15/2020	1,218	1,212,388
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB(e)(f)	6.25%	11/15/2019	845	898,717
Series 2009, RB	6.25%	11/15/2035	555	587,162
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	955,900
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (e)(f)	7.25%	11/01/2018	2,140	2,188,064
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,570	1,732,416
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB (e)(f)	6.00%	02/15/2020	1,790	1,912,561
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)(e)(f)	5.50%	02/15/2021	2,595	2,829,380
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/2052	2,460	2,723,122
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2015 A, RB	5.50%	06/15/2053	4,500	4,841,190
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM)(b)(h)	0.00%	12/15/2029	2,100	1,325,604
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB(INS-AGM)(b)	5.25%	06/15/2031	920	1,006,839
Series 2014, Ref. RB(INS-AGM)(b)	5.25%	06/15/2032	840	917,381
Illinois (State of) Toll Highway Authority; Series 2013 A, RB(c)	5.00%	01/01/2038	3,125	3,425,250
Series 2014 C, RB(c)	5.00%	01/01/2039	3,760	4,170,103
Series 2015 A, RB(c)	5.00%	01/01/2040	1,500	1,671,705
Illinois (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	935	961,432
Series 2013, Unlimited Tax GO Bonds(INS-AGM)(b)	5.25%	07/01/2029	1,660	1,816,571
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,250	1,293,863
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	850	878,033
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2034	1,050	1,098,489
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	12/15/2041	3,425	3,626,767
Peoria, Moline & Freeport (Cities of); Series 1995 A, Collateralized Single Family Mortgage RB (CEP-GNMA)(g)	7.60%	04/01/2027	30	30,131
Railsplitter Tobacco Settlement Authority; Series 2010, RB (e)(f)	5.50%	06/01/2021	3,625	3,992,756
				98,790,031

Indiana–2.98%

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	2,550	2,796,254
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB(g)	5.00%	07/01/2040	2,940	3,154,649
Series 2013 A, Private Activity RB(g)	5.00%	07/01/2035	500	539,650
Series 2013 A, Private Activity RB(g)	5.00%	07/01/2048	440	469,379
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	610	614,160
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	4,050	4,076,122
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB(e)(f)	5.25%	07/01/2023	1,000	1,154,520
Series 2016 A, Ref. Power Supply System RB	5.00%	01/01/2042	940	1,070,303
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (g)	6.75%	01/01/2034	1,500	1,762,350
				15,637,387

Iowa–1.27%

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB(d)	5.88%	12/01/2027	825	878,204
Series 2013, Ref. Midwestern Disaster Area RB(e)	5.25%	12/01/2037	965	1,026,249

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa–(continued)

Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.50%	06/01/2042	$1,280	$1,284,851
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,040	1,045,127
Series 2005 E, Asset-Backed CAB RB(h)	0.00%	06/01/2046	9,640	1,159,885
Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/2026	1,275	1,278,417
				6,672,733

Kansas–0.78%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (c)	5.75%	11/15/2038	2,800	2,955,624
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/2038	980	1,118,536
				4,074,160

Kentucky–3.23%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS-AGM)(b)	5.00%	12/01/2047	835	908,714
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2040	1,020	1,092,991
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,330	1,421,757
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.00%	06/01/2045	775	831,234
Series 2017 A, Ref. Hospital RB	5.25%	06/01/2041	945	1,042,486
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB(e)(f)	6.38%	06/01/2020	1,350	1,466,410
Series 2010 A, Hospital RB(e)(f)	6.50%	06/01/2020	3,700	4,024,268
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB(e)(f)	5.25%	02/01/2019	205	209,822
Series 2009, Ref. RB(e)(f)	5.25%	02/01/2019	235	240,527
Series 2009, Ref. RB(e)(f)	5.25%	02/01/2019	1,605	1,642,750
Series 2009, Ref. RB(e)(f)	5.25%	02/01/2019	1,800	1,842,336
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,098,400
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	1,000	1,129,500
				16,951,195

Louisiana–1.39%

Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1); Series 2013 A, Power Project RB (INS-AGM)(b)	5.25%	06/01/2033	2,000	2,227,780
New Orleans (City of); Series 2014, Ref. Water System RB	5.00%	12/01/2044	1,070	1,179,450
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	655	705,671
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,245	1,357,735
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,050	1,136,499
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	655	698,433
				7,305,568

Maryland–0.98%

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	590	660,576
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,205	1,306,545
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB (e)(f)	5.75%	06/01/2020	1,095	1,179,468
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB (e)(f)	5.38%	06/01/2020	775	829,126
Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	690	741,909
Series 2017, Ref. RB	5.00%	04/01/2032	410	434,887
				5,152,511

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–2.13%

Massachusetts (Commonwealth of) (Central Artery); Series 2000 B, VRD Limited Tax GO Bonds (m)	0.81%	12/01/2030	$900	$900,000
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	1,005	1,048,466
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	4,425	4,844,269
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB (e)(f)	5.00%	07/01/2021	1,575	1,720,136
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB(e)(f)	7.25%	01/01/2021	540	608,764
Series 2011 I, RB	7.25%	01/01/2032	360	406,422
Massachusetts (State of) Water Resources Authority; Series 2011 C, Ref. General RB (c)	5.00%	08/01/2030	1,500	1,631,745
				11,159,802

Michigan–3.64%

Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB (c)	5.00%	04/15/2041	2,190	2,484,051
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,415	1,566,037
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	950	1,034,911
Series 2014 C-3, Ref. Sr. Lien Local Government Loan Program RB(INS-AGM)(b)	5.00%	07/01/2031	2,500	2,811,175
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	475	525,170
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	475	529,065
Series 2015, Ref. Second Lien Local Government Loan Program RB	5.00%	07/01/2035	970	1,068,765
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	1,740	1,928,547
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. Hospital RB (c)	5.00%	12/01/2046	2,965	3,359,345
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	2,500	2,512,925
Oakland University; Series 2012, General RB	5.00%	03/01/2032	1,145	1,243,607
				19,063,598

Minnesota–0.74%

Bethel (City of) (Spectrum High School); Series 2017 A, Ref. Charter School Lease RB	4.25%	07/01/2047	400	401,436
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB(e)(f)	6.38%	11/15/2018	2,050	2,093,890
Series 2008 A, Health Care System RB(e)(f)	6.63%	11/15/2018	1,350	1,380,092
				3,875,418

Missouri–1.35%

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2027	800	880,288
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,670	1,837,601
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	385	410,152
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	1,100	1,142,669
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/2033	1,175	1,286,931
St. Louis (County of); Series 1993 H, Mortgage Revenue Ctfs. of Receipt (f)(g)	5.40%	07/01/2018	1,500	1,504,230
				7,061,871

Nebraska–0.89%

Central Plains Energy Project (No. 3); Series 2012, Gas RB(n)	5.00%	09/01/2042	3,250	3,557,125
Series 2012, Gas RB(n)	5.25%	09/01/2037	1,000	1,104,470
				4,661,595

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–6.52%

New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. Special Facility RB (g)	5.00%	10/01/2037	$715	$780,630
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB (e)(f)	5.88%	06/01/2020	1,800	1,943,244
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (g)	5.38%	01/01/2043	2,000	2,189,440
New Jersey (State of) Economic Development Authority; Series 2004 A, Motor Vehicle RB(INS-BHAC)(b)(c)	5.25%	07/01/2026	6,625	7,769,734
Series 2005 N-1, Ref. School Facilities Construction RB(INS-NATL)(b)(c)(l)	5.50%	09/01/2022	2,820	3,116,438
New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB (f)	6.75%	07/01/2019	1,100	1,129,755
New Jersey (State of) Transportation Trust Fund Authority; Series 2010 D, Transportation System RB	5.00%	12/15/2023	1,700	1,869,337
Series 2011 A, Transportation System RB	5.50%	06/15/2041	1,000	1,047,930
Series 2015 AA, Transportation System RB	5.25%	06/15/2033	1,150	1,254,984
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	770	850,812
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2029	1,285	1,287,981
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,285	1,287,981
New Jersey (State of) Turnpike Authority; Series 2013 A, RB (e)(f)	5.00%	07/01/2022	2,600	2,908,074
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (g)	5.00%	12/01/2023	1,500	1,613,070
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2046	2,365	2,599,111
Series 2018 A, Ref. RB	5.25%	06/01/2046	2,245	2,529,441
				34,177,962

New Mexico–0.75%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	2,275	2,432,157
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008, Hospital RB (c)(e)(f)	6.38%	08/01/2018	1,500	1,511,595
				3,943,752

New York–17.37%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB(e)(f)	6.25%	01/15/2020	1,480	1,586,471
Series 2009, PILOT RB(e)(f)	6.38%	01/15/2020	1,620	1,739,750
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	2,310	2,309,861
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB(e)(f)	5.25%	11/15/2019	2,000	2,101,940
Series 2013 A, Transportation RB	5.00%	11/15/2038	1,425	1,559,221
Series 2016 B, Ref. RB	5.00%	11/15/2037	1,620	1,844,597
Subseries 2005 D-2, VRD RB(LOC-Landesbank Hessen-Thueringen Girozentrale)(m)(o)	0.83%	11/01/2035	3,800	3,800,000
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010 8, Special Obligation RB	6.00%	12/01/2036	2,250	2,468,835
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. Consolidated RB (c)(g)	5.00%	09/15/2028	2,460	2,906,269
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB (g)	5.75%	10/01/2036	2,065	2,084,989
New York (City of) Municipal Water Finance Authority; Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/2031	3,000	3,188,070
Series 2012 FF, Water & Sewer System RB(c)	5.00%	06/15/2045	5,515	6,016,148
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/2035	1,000	1,121,000
New York (City of) Transitional Finance Authority; Subseries 2017 A-3, Future Tax Sec. RB	4.00%	08/01/2043	1,000	1,046,840
Subseries 2018 C-3, Sub. Future Tax Sec. RB	4.00%	05/01/2042	1,255	1,320,021
New York (Counties of) Tobacco Trust VI; Subseries 2016 A-1, Ref. Tobacco Settlement Pass Through RB	5.75%	06/01/2043	2,370	2,625,889
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB(c)	5.00%	03/15/2030	2,505	2,699,438
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	7,900	8,710,935

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority; Series 2014 C, State Personal Income Tax RB (c)	5.00%	03/15/2040	$4,210	$4,717,684
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2013 A, VRD RB (LOC-Landesbank Hessen-Thueringen Girozentrale)(m)(o)	0.90%	11/01/2046	3,000	3,000,000
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB(c)(e)(f)	5.00%	03/15/2019	2,250	2,310,120
Series 2009 A, Personal Income Tax RB(c)(e)(f)	5.00%	03/15/2019	2,000	2,053,440
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (c)	5.00%	04/01/2029	4,140	4,471,076
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (c)	5.00%	12/15/2031	2,785	3,159,471
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (d)	5.00%	11/15/2044	4,060	4,317,079
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	2,000	2,161,200
New York State Urban Development Corp.; Series 1995, Ref. RB	5.70%	04/01/2020	2,165	2,271,713
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (g)	5.00%	08/01/2031	1,285	1,356,279
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment); Series 2018, Special Facilities RB (g)	5.00%	01/01/2031	2,505	2,856,527
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB(g)	5.00%	07/01/2046	1,355	1,470,730
Series 2016 A, Special Facilities RB(g)	5.25%	01/01/2050	2,465	2,703,415
Rockland Tobacco Asset Securitization Corp.; Series 2001, Tobacco Settlement Asset-Backed RB	5.75%	08/15/2043	1,295	1,328,178
TSASC, Inc.; Series 2016 B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2045	2,610	2,693,938
Series 2016 B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2048	1,000	1,029,180
				91,030,304

North Carolina–1.93%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015 B, Ref. RB (c)	5.00%	10/01/2055	7,265	8,188,382
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (g)	5.00%	06/30/2054	1,810	1,945,859
				10,134,241

North Dakota–0.87%
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	1,000	1,046,820
Ward (County of) (Trinity Obligated Group); Series 2017 C, Health Care Facilities RB	5.00%	06/01/2053	3,250	3,537,885
				4,584,705

Ohio–5.76%

Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	645	710,067
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	2,670	2,880,690
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	5.00%	02/15/2037	1,095	1,230,068
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	405	453,195
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	820	898,966
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	360	358,121
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	5,840	5,839,883
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (d)	6.50%	01/01/2034	900	940,905
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.50%	02/15/2052	1,290	1,426,882
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/2036	2,685	2,905,358
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/2042	800	918,856
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/2032	2,750	3,036,687
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	1,135	1,215,403
Hamilton (County of) (Trihealth Inc. Obligated Group); Series 2017 A, Hospital Facilities RB	5.00%	08/15/2047	1,885	2,097,779

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB (e)(f)	6.25%	06/01/2021	$875	$982,739
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM)(b)(g)	5.00%	12/31/2039	615	677,189
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR (j)	5.63%	06/01/2018	1,380	1,324,800
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, Exempt Facility RB (d)(g)	4.25%	01/15/2038	440	452,232
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB(e)(f)	5.75%	05/15/2020	275	294,924
Series 2010, Hospital Facilities RB	5.75%	11/15/2035	1,445	1,533,969
				30,178,713

Oklahoma–1.54%

Edmond Public Works Authority; Series 2017, Sales Tax and Utility System RB(c)	5.00%	07/01/2042	2,035	2,347,474
Series 2017, Sales Tax and Utility System RB(c)	5.00%	07/01/2047	1,985	2,281,301
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, Health System RB	5.50%	08/15/2057	1,630	1,856,440
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc.-Cross Village Student Housing); Series 2017, RB	5.25%	08/01/2057	1,485	1,604,795
				8,090,010

Pennsylvania–2.70%

Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2035	1,100	1,147,751
Pennsylvania (State of) Turnpike Commission; Series 2018 B, Sub. Oil Franchise Tax RB	5.25%	12/01/2048	875	1,016,811
Subseries 2010 B-2, Sub. RB(e)(f)	5.75%	12/01/2020	640	699,520
Subseries 2010 B-2, Sub. RB(e)(f)	5.75%	12/01/2020	680	743,240
Subseries 2010 B-2, Sub. RB(e)(f)	5.75%	12/01/2020	1,180	1,289,740
Subseries 2010 B-2, Sub. RB(e)(f)	6.00%	12/01/2020	1,090	1,195,174
Subseries 2010 B-2, Sub. RB(e)(f)	6.00%	12/01/2020	225	247,289
Subseries 2010 B-2, Sub. Turnpike RB(e)(f)	6.00%	12/01/2020	235	258,279
Subseries 2014 A-2, Sub. Conv. CAB Turnpike RB(i)	5.13%	12/01/2039	1,000	844,950
Subseries 2017 B-1, Sub. Turnpike RB	5.25%	06/01/2047	1,750	1,987,388
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	545	613,948
Series 2017 A, Ref. RB	5.00%	09/01/2047	645	718,317
Philadelphia (City of); Series 2017 A, Water & Wastewater RB	5.00%	10/01/2052	840	947,310
Series 2017 B, Ref. Airport RB(c)(g)	5.00%	07/01/2047	2,190	2,457,947
				14,167,664

Puerto Rico–0.59%

Children’s Trust Fund; Series 2002, Tobacco Settlement Asset-Backed RB	5.50%	05/15/2039	1,130	1,127,175
Series 2005 A, Tobacco Settlement Asset-Backed RB(h)	0.00%	05/15/2050	4,515	462,471
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. Government Facilities RB (INS-NATL)(b)	6.00%	07/01/2024	1,510	1,511,495
				3,101,141

South Carolina–2.08%

Greenville (City of); Series 2002, Ref. & Improvement Tax Increment Allocation RB (INS-NATL)(b)	5.25%	04/01/2021	130	130,381
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (e)(f)	5.50%	02/01/2019	1,000	1,024,810
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB (e)(f)	5.25%	08/01/2023	1,200	1,385,112

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–(continued)

South Carolina (State of) Ports Authority; Series 2015, RB(g)	5.25%	07/01/2050	$2,620	$2,943,465
Series 2015, RB(g)	5.25%	07/01/2055	1,030	1,155,093
Series 2018, RB(g)	5.00%	07/01/2043	290	329,022
Series 2018, RB(g)	5.00%	07/01/2055	440	494,402
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (c)	5.00%	01/01/2033	3,300	3,425,004
				10,887,289

South Dakota–0.49%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,235	1,352,350
Series 2015, Ref. RB	5.00%	11/01/2045	1,100	1,218,173
				2,570,523

Tennessee–2.08%

Greeneville (Town of) Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. Hospital RB	5.00%	07/01/2037	1,295	1,477,517
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. First Mortgage Hospital CAB RB (INS-NATL)(b)(h)	0.00%	07/01/2026	12,525	9,449,486
				10,927,003

Texas–22.05%

Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	1,600	1,755,328
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB(INS-AGC)(b)	5.00%	08/15/2018	1,400	1,409,352
Series 2009, Ref. & Improvement RB(INS-AGC)(b)	5.00%	08/15/2019	1,600	1,662,656
Dallas-Fort Worth (Cities of) International Airport; Series 2012 G, Ref. RB	5.00%	11/01/2034	3,000	3,190,110
Series 2012 G, Ref. RB	5.00%	11/01/2035	2,585	2,746,924
Series 2013 A, Joint Improvement RB(g)	5.00%	11/01/2030	1,000	1,095,400
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (c)(e)(f)	5.00%	08/15/2018	5,850	5,888,259
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB (m)	0.92%	11/01/2041	6,000	6,000,000
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB (c)	5.00%	11/01/2041	2,000	2,167,800
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB (c)(e)(f)	5.00%	08/15/2019	4,350	4,514,561
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (e)(f)	7.25%	12/01/2018	925	950,401
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB (e)(f)	5.00%	12/01/2019	1,100	1,150,743
Houston (City of) (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System RB (g)	4.75%	07/01/2024	1,680	1,818,734
Houston (City of); Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/2033	3,150	3,436,839
Series 2015 C, Ref. Airport System RB(g)	5.00%	07/15/2020	645	679,346
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (d)	5.50%	08/15/2045	1,015	1,054,270
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	1,500	1,601,040
Lower Colorado River Authority; Series 2012 A, Ref. RB	5.00%	05/15/2039	2,270	2,454,483
Series 2012-A, Ref. RB(e)(f)	5.00%	05/15/2022	5	5,546
Series 2012-A, Ref. RB	5.00%	05/15/2033	1,730	1,885,458
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (e)(f)	6.25%	02/15/2019	1,450	1,495,588
Matagorda (County of) Navigation District No. 1 (Houston Lighting & Power Co.); Series 1997, Ref. RB (INS-AMBAC)(b)(g)	5.13%	11/01/2028	5,000	5,689,450
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM)(b)	5.00%	04/01/2046	2,505	2,717,825
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. Retirement Facility RB	5.00%	01/01/2042	830	874,928
New Hope Fultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, Sr. Living RB	5.00%	07/01/2047	1,000	1,012,330

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

North Texas Tollway Authority; Series 2011 A, Special Projects System RB(c)(e)(f)	5.50%	09/01/2021	$3,180	$3,526,493
Series 2015 B, Ref. RB(c)	5.00%	01/01/2040	7,525	8,204,056
Series 2017 B, Ref. Second Tier System RB(c)	5.00%	01/01/2048	4,260	4,780,018
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,000	2,189,920
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2037	1,100	1,157,398
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	955	1,000,229
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,000	1,000,090
Series 2007, Retirement Facility RB	5.75%	11/15/2037	585	580,917
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/2025	450	450,423
Series 2017A, Retirement Facility RB	6.38%	02/15/2048	1,740	1,894,112
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC)(b)	6.25%	07/01/2028	3,600	3,696,444
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	3,210	3,645,854
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2012 A, Ref. First Tier RB	5.00%	08/15/2041	3,310	3,570,464
Series 2015 B, Ref. CAB RB(h)	0.00%	08/15/2036	2,650	1,228,832
Series 2015 B, Ref. CAB RB(h)	0.00%	08/15/2037	955	422,559
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2042	1,290	1,399,147
Texas (State of) Transportation Commission; Series 2016 A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	1,290	1,471,593
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	4,970	5,817,932
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2028	1,650	1,804,902
Series 2012, Gas Supply RB	5.00%	12/15/2030	1,000	1,090,320
Series 2012, Gas Supply RB	5.00%	12/15/2031	4,875	5,306,681
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB (g)	5.00%	12/31/2055	870	940,514
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	1,675	1,790,139
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (g)	7.00%	12/31/2038	1,150	1,349,571
				115,575,979

Utah–1.11%

Salt Lake City (City of); Series 2017 A, Airport RB(c)(g)	5.00%	07/01/2047	2,065	2,331,406
Series 2017 A, Airport RB(g)	5.00%	07/01/2047	2,325	2,624,948
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	855	856,522
				5,812,876

Virgin Islands–0.34%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	475	432,844
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	1,500	1,338,750
				1,771,594

Virginia–2.17%

Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, Sr. Lien RB (g)	5.00%	01/01/2040	1,760	1,874,752
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(g)	5.50%	01/01/2042	2,705	2,949,505
Series 2012, Sr. Lien RB(g)	6.00%	01/01/2037	620	692,087

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–(continued)

Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (g)	5.00%	07/01/2034	$2,890	$3,094,641
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, Sr. Lien Private Activity RB (g)	5.00%	12/31/2056	2,505	2,745,856
				11,356,841

Washington–2.94%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (g)	5.50%	07/01/2025	1,675	1,831,646
Kalispel Tribe of Indians; Series 2018 B, RB (d)	5.00%	01/01/2032	700	715,477
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/2030	2,265	2,483,482
Series 2017 C, Intermediate Lien RB(g)	5.25%	05/01/2042	875	1,018,211
Washington (State of) (SR 520 Corridor Program - Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(c)	5.00%	06/01/2033	2,700	2,911,221
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(c)	5.00%	06/01/2041	645	692,169
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/2041	2,550	2,655,392
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (e)(f)	6.25%	05/15/2021	1,125	1,264,950
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	1,700	1,852,235
				15,424,783

West Virginia–1.01%

Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/2037	970	970,708
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	730	734,110
Series 2008, RB	6.25%	10/01/2023	1,270	1,278,407
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, Ref. & Improvement RB(e)(f)	5.50%	06/01/2019	1,160	1,202,468
Series 2009 C, Ref. & Improvement RB(e)(f)	5.50%	06/01/2019	1,065	1,103,990
				5,289,683

Wisconsin–4.02%

Public Finance Authority (American Dream at Meadowlands); Series 2017, Limited Obligation Grant RB(d)	6.75%	08/01/2031	685	743,595
Series 2017, Limited Obligation PILOT RB(d)	6.75%	12/01/2042	1,595	1,852,337
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB(g)	5.38%	11/01/2021	500	501,390
Series 2007 B, Collateralized Utility RB(g)	5.75%	11/01/2037	460	461,191
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2024	4,565	4,970,600
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB (e)(f)	5.00%	08/15/2022	1,400	1,558,088
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB (e)(f)	6.63%	02/15/2019	1,340	1,384,649
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB (c)	5.00%	03/01/2046	4,515	4,999,595
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	1,255	1,337,228
Series 2018 A, RB	5.35%	12/01/2045	1,255	1,349,715
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	670	730,086
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB(e)(f)	5.38%	05/01/2019	105	108,510
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	1,020	1,053,626
				21,050,610

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wyoming–0.63%

Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	$1,350	$1,403,471
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS-BAM)(b)(c)	5.00%	01/01/2047	1,675	1,879,467
				3,282,938
TOTAL INVESTMENTS IN SECURITIES(p)–166.34% (Cost $827,779,866)				871,917,402
FLOATING RATE NOTE OBLIGATIONS–(27.25)%
Notes with interest and fee rates ranging from 1.58% to 1.98% at 05/31/2018, and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056 (See Note 1D)(q)				(142,840,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(41.20)%				(215,977,654)
OTHER ASSETS LESS LIABILITIES–2.11%				11,077,316
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$524,177,064

Investment Abbreviations:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BAM	—Build America Mutual Assurance Co.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
Conv.	—Convertible
COP	—Certificates of Participation
Ctfs.	—Certificates
GNMA	—Government National Mortgage Association
GO	—General Obligation
INS	—Insurer

Jr.	—Junior
LOC	—Letter of Credit
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
VRD	—Variable Rate Demand
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2018 was $21,387,074, which represented 4.08% of the Trust’s Net Assets.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Security subject to the alternative minimum tax.
(h)	Zero coupon bond issued at a discount.
(i)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2018 was $1,324,802, which represented less than 1% of the Trust’s Net Assets.
(k)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(l)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $4,670,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(m)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on May 31, 2018.
(n)	Security subject to crossover refunding.
(o)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(p)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

(q)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2018. At May 31, 2018, the Trust’s investments with a value of $222,737,728 are held by TOB Trusts and serve as collateral for the $142,840,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2018

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

Invesco Advantage Municipal Income Trust II

C.	Country Determination – (continued)

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Invesco Advantage Municipal Income Trust II

D.	Floating Rate Note Obligations – (continued)

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2018, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Trust’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended May 31, 2018, there were no material transfers between valuation levels.

Invesco Advantage Municipal Income Trust II

Item 2.	Controls and Procedures.

(a)

As of May 18, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 18, 2018, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Advantage Municipal Income Trust II

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 30, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 30, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 30, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.